SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 37,383	$ 23,177
Accounts payable	6,224	18,845
Advance from customers	365,307	83,450
Payables for professional fees	193,204	245,907
Payables for borrowing Filecoin for initial pledge of the Filecoin mining business	966,213	2,039,453
Other taxes payable	726	2,165
Other operating and management expenses	60,207	53,439
Total accrued expenses and other current liabilities	$ 1,629,264	$ 2,466,436